Exploration costs (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
Schedule of Exploration Costs Expensed Disclosure [Table Text Block]
	2017	2016	2015
Mongolia	$181	$372	$1,488
Other	151	117	149
	$332	$489	$1,637